Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 5,121,391	$ 5,268,743
Allowance for expected credit losses	(24,961)	(28,073)	$ (34,098)
Total net loans	5,096,430	5,240,670
Loans originated current year	971,780	911,648
Loans originated 1 year past	646,456	605,142
Loans originated 2 years past	486,617	918,171
Loans originated 3 years past	684,334	533,055
Loans originated 4 years past	407,111	508,706
Loans originated prior	1,659,455	1,546,154
Overdrafts and credit cards	265,638	245,867
Total amortized cost	5,121,391	5,268,743
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	723,463	737,944
Allowance for expected credit losses	(12,143)	(11,126)	(11,609)
Total net loans	711,320	726,818
Total amortized cost	723,463	737,944
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	124,551	105,407
Allowance for expected credit losses	(416)	(42)
Total net loans	124,135	105,365
Total amortized cost	124,551	105,407
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	281,518	259,572
Allowance for expected credit losses	(1,368)	(969)
Total net loans	280,150	258,603
Total amortized cost	281,518	259,572
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	317,394	372,965
Allowance for expected credit losses	(10,359)	(10,115)
Total net loans	307,035	362,850
Total amortized cost	317,394	372,965
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	627,331	693,164
Allowance for expected credit losses	(884)	(1,168)	(2,104)
Total net loans	626,447	691,996
Total amortized cost	627,331	693,164
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	619,857	683,519
Allowance for expected credit losses	(884)	(1,168)
Total net loans	618,973	682,351
Total amortized cost	619,857	683,519
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	7,474	9,645
Allowance for expected credit losses	0	0
Total net loans	7,474	9,645
Total amortized cost	7,474	9,645
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	200,468	214,752
Allowance for expected credit losses	(2,696)	(3,020)	(4,476)
Total net loans	197,772	211,732
Total amortized cost	200,468	214,752
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	44,420	42,297
Allowance for expected credit losses	(355)	(236)
Total net loans	44,065	42,061
Total amortized cost	44,420	42,297
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	20,834	21,529
Allowance for expected credit losses	(93)	(88)
Total net loans	20,741	21,441
Total amortized cost	20,834	21,529
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	77,714	72,853
Allowance for expected credit losses	(1,043)	(1,420)
Total net loans	76,671	71,433
Total amortized cost	77,714	72,853
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	57,500	78,073
Allowance for expected credit losses	(1,205)	(1,276)
Total net loans	56,295	76,797
Total amortized cost	57,500	78,073
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	9,000	13,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	37,000	57,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,570,129	3,622,883
Allowance for expected credit losses	(9,238)	(12,759)	$ (15,909)
Total net loans	3,560,891	3,610,124
Total amortized cost	3,570,129	3,622,883
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,942,484	5,078,629
Loans originated current year	971,776	911,403
Loans originated 1 year past	646,436	605,139
Loans originated 2 years past	485,944	917,700
Loans originated 3 years past	680,939	513,293
Loans originated 4 years past	393,623	493,091
Loans originated prior	1,499,410	1,393,929
Overdrafts and credit cards	264,356	244,074
Total amortized cost	4,942,484	5,078,629
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	703,529	717,723
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	123,874	104,814
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	281,518	259,572
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	298,137	353,337
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	620,564	682,812
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	613,090	673,167
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	7,474	9,645
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	199,205	213,237
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	44,414	42,293
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	20,673	21,412
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	77,419	72,569
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	56,699	76,963
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,419,186	3,464,857
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	10,214	18,249
Loans originated current year	0	0
Loans originated 1 year past	0	0
Loans originated 2 years past	142	0
Loans originated 3 years past	0	6,060
Loans originated 4 years past	0	0
Loans originated prior	9,767	11,131
Overdrafts and credit cards	305	1,058
Total amortized cost	10,214	18,249
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	145
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	145
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,082	4,034
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,082	4,034
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	8,132	14,070
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	105,639	110,820
Loans originated current year	0	232
Loans originated 1 year past	0	0
Loans originated 2 years past	508	290
Loans originated 3 years past	277	12,548
Loans originated 4 years past	12,133	3,400
Loans originated prior	91,795	93,620
Overdrafts and credit cards	926	730
Total amortized cost	105,639	110,820
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,428	1,525
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	632	446
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	796	1,079
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,503	1,578
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,503	1,578
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	295	356
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	295	284
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	72
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	102,413	107,361
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	63,054	61,045
Loans originated current year	4	13
Loans originated 1 year past	20	3
Loans originated 2 years past	23	181
Loans originated 3 years past	3,118	1,154
Loans originated 4 years past	1,355	12,215
Loans originated prior	58,483	47,474
Overdrafts and credit cards	51	5
Total amortized cost	63,054	61,045
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,506	18,551
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	45	2
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,461	18,549
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,182	4,740
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,182	4,740
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	968	1,159
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	6	4
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	161	117
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	801	1,038
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 40,398	$ 36,595